Pension Plan (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Pension Plan [Abstract]
Defined benefit pension plan-Amortization of net loss	$ 2,443,429
Defined benefit pension plan-Amortization of prior service cost	0
Estimated contribution to plan for 2015	$ 978,566
Maximum investment policy	21.00%